THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FOR THE QUARTER ENDED DECEMBER 31, 2007.



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------


Check here if Amendment [ x ]; Amendment Number:     1
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           August 8, 2008
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page



Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                     6
                                                   ----------
Form 13F Information Table Value Total:           $   215,949
                                                  -----------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                          Form 13F Information Table
                                          Satellite Asset Management, L.P.
                                          For Quarter Ended December 31, 2007


                                                                Market    Share/                                Vtng    Vtng   Vtng
                                                                 Value     Prn      SH/  Put/ Invstmnt  Other   Authr   Authr  Authr
Name of Issuer                 Title of Class       Cusip       x 1000     Amt      PRN  Call Dscrtion  Mngr    Sole    Shrd   None
----------------------------   --------------     ---------     -------   --------  ---  ---- --------  -----   ------- ----   ----
CLEAR CHANNEL COMMUNICATIONS   CALL               184502902      $7,249    210,000  SH   Call   SOLE            210,000
CLEAR CHANNEL COMMUNICATIONS   COM                184502102      $3,970    115,000  SH          SOLE            115,000
CLEAR CHANNEL COMMUNICATIONS   PUT                184502952     $24,716    716,000  SH   Put    SOLE            716,000
NAVTEQ CORP                    PUT                63936L950     $22,680    300,000  SH   Put    SOLE            300,000
NAVTEQ CORP                    COM                63936L100     $22,680    300,000  SH          SOLE            300,000
PENN NATL GAMING INC           COM                707569109    $134,654  2,261,194  SH          SOLE          2,261,194


REPORT SUMMARY: 6 Securities                           Total        $215,949